Trade Accounts and Notes Receivable, Other Accounts Receivable and Others - Summary of Other Accounts Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [abstract]
Non-trade receivables, net	₩ 112,739	₩ 146,921
Accrued income	14,246	22,505
Other accounts receivable, net	₩ 126,985	₩ 169,426